Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of November 6, 2009 (the “Servicing Agreement”), between ENTERGY TEXAS, INC., as servicer and ENTERGY TEXAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the August 1, 2020 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

		Aggregate
i.	Tranche A-1	0
ii.	Tranche A-2	0
iii.	Tranche A-3	22,890,299.28
	Total:	$ 22,890,299.28

b)	Interest

		Aggregate
i.	Tranche A-1	0
ii.	Tranche A-2	0
iii.	Tranche A-3	2,827,393.16
	Total:	$ 2,827,393.16

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

		Aggregate
i.	Tranche A-1	0
ii.	Tranche A-2	0
iii.	Tranche A-3	129,104,710.43
	Total:	$ 129,104,710.43

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

		Aggregate
i.	Tranche A-1	0
ii.	Tranche A-2	0
iii.	Tranche A-3	106,214,411.15
	Total:	$ 106,214,411.15

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

		Aggregate
i.	Tranche A-1	$0.00
ii.	Tranche A-2	0.00
iii.	Tranche A-3	0.00
	Total:	$0.00

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))	Stradley Ronon Stevens & Young, LLP Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 For invoice number:	$0
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$145,000.00
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$50,000.00
iv.	Independent Manager’s Fees:	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust SP Services Inc. Bank Name: M&T Bank ABA Number: 031100092 Account Number: 2460-3504 Ref. Invoice Number:	$0

v.	Other Operating Expenses:	1. Richards, Layton & Finger Wire Instructions: Bank Name: M&T Bank ABA Number: 022000046 Account Number: 2264-1174 Ref. Invoice Numbers: 611409 & 938772	$7,093.84
		2. Norton Rose Fulbright US LLP Wire instructions: Bank Name: HSBC Buffalo, NY Account Name: Norton Rose Fulbright US LLP ABA Number: 021001088 Account number: 827023227 Ref: Invoice #:	$0
		3. Duggins, Wren, Mann & Romero Wire instructions: Frost National Bank Downtown Financial Center 401 Congress Ave. 12th Floor Austin, Texas 78767 Phone Number: 512-473-4407 Bank Contact: Kelley Tucker Name on Account: Duggins Wren Mann & Romero, LLP ABA Number: 114000093 Account Number: 591442015 For invoice No:	$0
		4. FitchRatings Wire instructions: Fitch Ratings Inc. JP Morgan Chase New York, NY ABA Number: 021-0000-21 Account Number: 530-5011-63 For invoice nos: 7119050534, 7119058073, 7119061870	$30,000.00
		5. Standard and Poor’s Ratings Services Wire instructions: Bank of America-San Francisco CA Standard & Poor’s Account Number: 12334-02500 ABA Number: 0260-0959-3 For invoice No: 11395125	$20,000.00
		6. Deloitte & Touche LLP Wire instructions: Bank Name: Bank of America. US ACH: 011900571 US WIRE: 026009593 Swift Code: BOFAUS3N Account Name: Deloitte & Touche LLP Account Number: 385015866213 For invoice No:	$0
vi.	Total of 3 a. i.-iv.:		$252,093.84

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (3.a.v. above):	$252,093.84
ii.	Withdraw from Capital Subaccount (to occur on payment date):	$110,050.29
iii.	Interest Earnings on Capital Subaccount to Entergy Texas Restoration Funding as of 1/24/2019**: Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$9,567.30
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	0.00
v.	Withdraw from Excess Funds Subaccount (to occur on payment date)***:	$464,133.01
vi.	Total:	$835,844.44

**Interest is posted monthly on the second business day of the following month.

***This amount assumes that estimated remittances of $1,380,469.18 covering the period of July 24, 2020 - July 31, 2020 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be less/more if remittances to the General Subaccount are lower/higher than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount

i.	Total as of 8/1/2020:	$2,619,549.71

b)	Excess Funds Subaccount

i.	Total as of 8/1/2020:	$0

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 27th day of July 2020.
ENTERGY TEXAS, INC.,
as Servicer

By:	/s/ Steven McNeal
Name: Steven McNeal
Title: VP & Treasurer